Document and Entity Information	Apr. 11, 2023
Prospectus:
Document Type	497
Document Period End Date	Apr. 11, 2023
Entity Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 12, 2023
Document Effective Date	Apr. 12, 2023
Prospectus Date	May 01, 2022